Intangible assets and goodwill - Summary Of Detailed Information About Amortization Of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Amortization of intangible assets	$ 32	$ 25	$ 17